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          [LETTERHEAD OF SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY]


                                  May 5, 2004


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Southern Farm Bureau Life Insurance Company
          Southern Farm Bureau Life Variable Life Account
          Post-Effective Amendment No. 4
          (File No. 333-68114)
          --------------------

Commissioners:

     On behalf of Southern Farm Bureau Life Insurance Company (the "Company") and Southern Farm Bureau Life Variable Life Account (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and statement of additional information for the adjustable premium variable life insurance policies offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 30, 2004.

     If you have any questions or comments regarding this filing, please call the undersigned at (601) 981-7422 or Thomas Bisset at (202) 383-0118.

                                  Sincerely,

                                  SOUTHERN FARM BUREAU LIFE
                                   INSURANCE COMPANY

                                       /s/ Joseph A. Purvis

                                  Joseph A. Purvis
                                  Vice President, General Counsel and Secretary

cc: Thomas Bisset